Northern Lights Fund Trust III

Counterpoint Tactical Income Fund

Counterpoint Tactical Equity Fund

Counterpoint Long-Short Equity Fund

Counterpoint Tactical Municipal Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Long-Short Equity Fund and Counterpoint Tactical Municipal Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 3, 2020, (SEC Accession 0001580642-20-001002).